Segment Information (Details) - Segment	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Number of Reportable Segments	1	1
Segment description CODM description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the unaudited condensed statement of operations as net income or loss. The measure of segment assets is reported on the condensed balance sheets as total assets.	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer